Fair Value Measurements - Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	$ 45,251	$ 0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	34,356
Debt Securities, Available-for-Sale, Current	45,251
Debt Securities, Available-for-Sale, Noncurrent	18,827
Commercial Paper [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	19,598
Debt Securities, Available-for-Sale, Current	29,664
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	13,760
US Government Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	998
Debt Securities, Available-for-Sale, Current	8,963
Debt Securities, Available-for-Sale, Noncurrent	8,923
Certificates of Deposit [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	5,979
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	645
Debt Securities, Available-for-Sale, Noncurrent	6,704
Asset-Backed Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	2,779
Non US Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	421
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	13,760
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Debt Securities, Available-for-Sale, Current	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	13,760
Fair Value, Inputs, Level 1 [Member] | US Government Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 1 [Member] | Asset-Backed Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 1 [Member] | Non US Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	20,596
Debt Securities, Available-for-Sale, Current	45,251
Debt Securities, Available-for-Sale, Noncurrent	18,827
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	19,598
Debt Securities, Available-for-Sale, Current	29,664
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | US Government Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	998
Debt Securities, Available-for-Sale, Current	8,963
Debt Securities, Available-for-Sale, Noncurrent	8,923
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	5,979
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	645
Debt Securities, Available-for-Sale, Noncurrent	6,704
Fair Value, Inputs, Level 2 [Member] | Asset-Backed Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	2,779
Fair Value, Inputs, Level 2 [Member] | Non US Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	421
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Debt Securities, Available-for-Sale, Current	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member] | US Government Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Current	0
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 3 [Member] | Asset-Backed Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	0
Fair Value, Inputs, Level 3 [Member] | Non US Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale, Noncurrent	$ 0